October 31, 2024

2024 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Intermediate Muni Income Active ETF | INMU | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
iShares® Intermediate Muni Income Active ETF
(Formerly BlackRock Intermediate Muni Income Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 10.8%
Black Belt Energy Gas District RB
4.00%, 10/01/49	$500	$503,184
5.00%, 05/01/55	250	265,790
5.25%, 01/01/54	200	213,485
5.50%, 11/01/53	500	530,281
County of Jefferson Alabama Sewer Revenue RB
5.25%, 10/01/41	100	109,432
5.25%, 10/01/44	1,000	1,080,671
Energy Southeast A Cooperative District RB
5.25%, 07/01/54	300	323,299
5.75%, 04/01/54	225	251,052
Southeast Energy Authority A Cooperative District RB, 5.50%, 01/01/53	405	433,619
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44(a)	110	111,082
		3,821,895
Arizona — 3.8%
Arizona Health Facilities Authority RB, 5.00%, 12/01/24	565	565,429
Salt Verde Financial Corp. RB, 5.00%, 12/01/37	480	521,060
Yuma Industrial Development Authority RB, 5.00%, 08/01/40	250	273,161
		1,359,650
California — 4.2%
California Community Choice Financing Authority RB
5.00%, 08/01/55	100	106,745
5.19%, 12/01/53(b)	750	765,605
California Infrastructure & Economic Development Bank RB AMT, 8.00%, 01/01/50(a)	100	103,016
San Diego Unified School District/California GO, 0.00%, 07/01/31(c)	610	500,425
		1,475,791
Colorado — 2.5%
City & County of Denver Colorado Airport System Revenue RB, Series A, 5.00%, 11/15/24	260	260,147
City & County of Denver Colorado Airport System Revenue RB AMT, 5.75%, 11/15/34	200	224,831
Colorado Health Facilities Authority RB, 4.00%, 08/01/39	185	180,196
Pueblo Urban Renewal Authority TA, Series B, 0.00%, 12/01/25(a)(c)	250	222,500
		887,674
Connecticut — 2.6%
Connecticut Housing Finance Authority RB, 1.85%, 05/15/38	210	152,474
State of Connecticut GO, 5.00%, 06/15/28	500	537,783
State of Connecticut Special Tax Revenue RB, 5.00%, 07/01/38	205	226,745
		917,002
District of Columbia — 1.5%
Metropolitan Washington Airports Authority Aviation Revenue RB AMT
5.00%, 10/01/32	235	257,002
5.00%, 10/01/37	250	268,641
		525,643
Florida — 7.7%
Brevard County Health Facilities Authority RB, 5.00%, 04/01/31	465	505,338
County of Lee FL Airport Revenue RB, 5.25%, 10/01/40	500	542,623
County of Miami-Dade FL Aviation Revenue RB AMT, 5.00%, 10/01/33	500	538,224
County of Miami-Dade Florida Aviation Revenue RB AMT, 5.00%, 10/01/30	215	228,932
Florida Development Finance Corp. RB AMT, 4.38%, 10/01/54(a)	250	249,487
Security	Par (000)	Value
Florida
Hillsborough County Industrial Development Authority RB, 5.00%, 11/15/34	$200	$227,200
Lakes of Sarasota Community Development District Special Assessment, 2.75%, 05/01/26	100	98,290
Miami-Dade County Expressway Authority RB, 5.00%, 07/01/30	250	250,312
Tohoqua Community Development District Special Assessment, 2.38%, 05/01/26	115	112,571
		2,752,977
Georgia — 2.6%
Development Authority of Cobb County (The) RB, 5.70%, 06/15/38(a)	100	100,800
Main Street Natural Gas Inc. RB, 5.00%, 06/01/53	270	285,507
Municipal Electric Authority of Georgia RB
5.00%, 01/01/25	300	300,650
5.00%, 01/01/25 (ETM)	240	240,516
		927,473
Illinois — 8.0%
Chicago O'Hare International Airport RB
5.00%, 01/01/35	500	533,207
Series B, 5.00%, 01/01/37	200	205,169
City of Chicago IL Waterworks Revenue RB, 5.00%, 11/01/32 (AGM)	215	238,747
City of Chicago Illinois GO
5.00%, 01/01/27	100	103,130
5.00%, 01/01/34	500	531,660
Illinois Finance Authority RB, Class B,4.21%, 05/01/42, (SIFMA Municipal Swap Index)(b)	500	500,527
Northern Illinois Municipal Power Agency RB, 4.00%, 12/01/36	100	97,309
State of Illinois GO
5.00%, 10/01/30	225	243,994
5.00%, 02/01/39	100	108,828
5.25%, 05/01/40	250	270,155
		2,832,726
Indiana — 0.6%
Indiana Finance Authority RB, 5.00%, 12/01/24	205	205,241
Kentucky — 1.6%
City of Henderson KY RB AMT, 3.70%, 01/01/32(a)	150	146,759
Kentucky Public Energy Authority RB, 5.00%, 01/01/55	275	294,146
Louisville/Jefferson County Metropolitan Government RB, 1.75%, 02/01/35	125	121,529
		562,434
Louisiana — 0.6%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, Class A,2.00%, 06/01/30	250	226,187
Michigan — 0.5%
Michigan Finance Authority RB, 5.25%, 02/29/40	100	109,514
Michigan Strategic Fund RB AMT, 5.00%, 06/30/29	50	52,083
		161,597
Minnesota — 2.6%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority RB, 5.00%, 11/15/25	365	371,004
City of St Cloud MN RB, 5.00%, 05/01/41	500	547,003
		918,007
Missouri — 3.8%
Health & Educational Facilities Authority of the State of Missouri RB, 5.00%, 02/15/25	325	326,339
Kansas City Industrial Development Authority RB AMT, 5.00%, 03/01/34	750	775,835

Schedule of Investments (unaudited)
October 31, 2024
iShares® Intermediate Muni Income Active ETF
(Formerly BlackRock Intermediate Muni Income Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Missouri
Missouri Joint Municipal Electric Utility Commission RB, 5.00%, 01/01/25, (ETM)	$250	$250,350
		1,352,524
Nevada — 0.2%
County of Washoe NV RB, 4.13%, 03/01/36	55	55,137
New Jersey — 3.6%
New Jersey Economic Development Authority RB, 5.00%, 06/15/28	225	239,660
New Jersey Educational Facilities Authority RB, 5.00%, 09/01/38	100	109,125
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/37	250	274,833
5.00%, 06/15/40	600	659,473
		1,283,091
New York — 6.9%
City of New York GO, 5.00%, 09/01/41	120	132,796
New York City Housing Development Corp. RB, 1.95%, 11/01/32 (FHA 542(C))	280	235,522
New York City Municipal Water Finance Authority RB, 5.25%, 06/15/48	250	274,350
New York City Transitional Finance Authority RB, 5.00%, 05/01/41	750	829,665
New York State Dormitory Authority RB, 5.00%, 03/15/41	100	110,922
New York State Environmental Facilities Corp. RB AMT, 5.13%, 09/01/50(a)	250	260,718
New York Transportation Development Corp. RB AMT
4.00%, 10/01/30	250	249,292
4.00%, 12/01/42	250	235,288
Triborough Bridge & Tunnel Authority RB, 5.00%, 11/15/38	100	111,969
		2,440,522
North Carolina — 0.7%
North Carolina Turnpike Authority RB, 5.00%, 01/01/30	250	265,356
Ohio — 3.1%
American Municipal Power Inc. RB, 5.00%, 02/15/25	375	376,672
Ohio Air Quality Development Authority RB, 4.00%, 09/01/30	115	116,471
Ohio Air Quality Development Authority RB AMT
4.25%, 11/01/39	165	167,185
4.50%, 01/15/48(a)	200	189,222
Port of Greater Cincinnati Development Authority RB, 3.75%, 12/01/31(a)	250	236,370
		1,085,920
Oregon — 0.4%
Port of Morrow Oregon GOL, 5.15%, 10/01/26(a)	155	156,493
Pennsylvania — 7.4%
Allegheny County Hospital Development Authority RB, 5.00%, 04/01/26	495	505,487
Bethlehem Area School District Authority RB, Series B, 3.58%, 07/01/31(b)	435	434,986
Pennsylvania Higher Educational Facilities Authority RB, 5.25%, 11/01/40	500	553,100
Pennsylvania Economic Development Financing Authority RB AMT, 5.50%, 06/30/42 (AGM)	255	281,410
Pennsylvania Housing Finance Agency RB, 2.00%, 10/01/32	445	375,848
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue RB, 5.00%, 12/01/24	375	375,416
Pennsylvania Turnpike Commission RB, 5.00%, 12/01/41	100	110,271
		2,636,518
Puerto Rico — 0.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, 4.33%, 07/01/40	250	247,378
Security	Par (000)	Value
Rhode Island — 0.7%
Rhode Island Housing & Mortgage Finance Corp. RB, 5.00%, 10/01/41 (GNMA COLL)	$250	$265,292
South Carolina — 3.4%
City of Hardeeville South Carolina Special Assessment, 3.00%, 05/01/27(a)	100	95,958
South Carolina Jobs-Economic Development Authority RB, 5.25%, 11/01/40	260	292,635
South Carolina Public Service Authority RB
5.00%, 12/01/41	520	563,985
Series B, 5.00%, 12/01/24	250	250,199
		1,202,777
Tennessee — 2.3%
Tennergy Corp./Tennessee RB, 5.50%, 10/01/53	750	809,708
Texas — 13.1%
Aldine Independent School District GO, 5.00%, 02/15/39 (PSF)	300	335,862
City of Dallas Texas GOL, 5.00%, 02/15/25	500	502,310
City of Galveston Texas Wharves & Terminal Revenue RB AMT, 5.00%, 08/01/33	500	526,777
City of Houston Texas Airport System Revenue RB AMT
5.00%, 07/15/27	250	255,047
5.00%, 07/15/30	225	225,941
5.00%, 07/01/31 (AGM)	335	361,491
Dallas Area Rapid Transit RB, Series A, 5.00%, 12/01/24	300	300,364
Goose Creek Consolidated Independent School District GO, 5.00%, 02/15/25 (PSF)	560	562,590
Matagorda County Navigation District No. 1 RB, 2.60%, 11/01/29	340	319,776
New Hope Cultural Education Facilities Finance Corp. RB, 4.00%, 08/15/34	750	752,444
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30(a)	250	236,660
North Texas Tollway Authority RB, 5.00%, 01/01/35	250	281,581
		4,660,843
Utah — 0.6%
City of Salt Lake City UT Airport Revenue RB, 5.00%, 07/01/35	200	214,097
Virginia — 0.6%
Virginia Housing Development Authority RB, 2.05%, 12/01/33	270	225,001
Washington — 0.9%
Washington Health Care Facilities Authority RB
5.00%, 08/01/30	100	106,355
5.00%, 08/01/49	220	225,688
		332,043
Wisconsin — 0.7%
City of Milwaukee Wisconsin Sewerage System Revenue RB, 4.00%, 06/01/31	145	145,003
Wisconsin Health & Educational Facilities Authority RB, 4.20%, 08/15/28	100	99,124
		244,127
Total Long-Term Investments — 98.7% (Cost: $35,040,778)		35,051,124

Schedule of Investments (unaudited)
October 31, 2024
iShares® Intermediate Muni Income Active ETF
(Formerly BlackRock Intermediate Muni Income Bond ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Liquidity Funds: MuniCash, 3.19%(d)(e)	744,083	$744,158
Total Short-Term Securities — 2.1% (Cost: $744,154)		744,158
Total Investments — 100.8% (Cost: $35,784,932)		35,795,282
Liabilities in Excess of Other Assets — (0.8)%		(282,960)
Net Assets — 100.0%		$35,512,322

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$1,416,738	$—	$(672,579)(a)	$—	$(1)	$744,158	744,083	$13,587	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$35,051,124	$—	$35,051,124

Schedule of Investments (unaudited)
October 31, 2024
iShares® Intermediate Muni Income Active ETF
(Formerly BlackRock Intermediate Muni Income Bond ETF)

Fair Value Hierarchy as of Period End
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$744,158	$—	$—	$744,158
	$744,158	$35,051,124	$—	$35,795,282

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
GO	General Obligation
GOL	General Obligation Limited

PSF	Permanent School Fund
RB	Revenue Bond
SIFMA	Securities Industry and Financial Markets Associations
ST	Special Tax
TA	Tax Allocation